Schedule of Inventory Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory write-offs during 2024	$ 4
Benefit from inventory reserve during 2023	14	$ 14
Strong Global Entertainment Inc [Member]
Inventory reserve balance at December 31, 2022	384	486	$ 486
Inventory write-offs during 2024	(4)		(67)
Benefit from inventory reserve during 2023			(35)	$ 49
Inventory reserve balance at December 31, 2023	394		$ 384	$ 486
Provision for inventory reserve during 2024	$ 14	$ 14